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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end:	Registrant is making an annual filing for 1 of its series, Evergreen Income Advantage Fund, for the year ended April 30, 2003. This 1 series has a 4/30 fiscal year end.
Date of reporting period:	04/30/2003

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

Evergreen Income Advantage Fund: Annual Report as of April 30, 2003

table of contents

1	LETTER TO SHAREHOLDERS
3	FINANCIAL HIGHLIGHTS
4	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENT OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
18	INDEPENDENT AUDITORS' REPORT
19	AUTOMATIC DIVIDEND REINVESTMENT PLAN
20	TRUSTEES AND OFFICERS

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Income Advantage Fund for the two-month period ended April 30, 2003. You can expect a full 12-month report at the close of the fund's next fiscal year end on April 30, 2004.

Market analysis

Over the past two months, the financial markets have experienced historic levels of uncertainty. Geopolitical tensions, rising steadily since the tragedies of September 11th, 2001, culminated with the cessation of diplomacy and the beginning of the war in Iraq. Throughout this event, the U.S. economy remained sluggish, yet corporate profits from the first quarter proved higher than forecast. These conflicting signals kept even the most astute investors on edge. As always, those investors employing fully diversified strategies were best able to participate in gains while limiting the risks for their overall portfolios. These diversification strategies were perhaps best evident in the high yield market.

After under-performing most other fixed income vehicles in recent years, investors have rallied around the improving prospects for the high yield sector. Periods of rising defaults have historically been followed by periods of out performance. In addition, these issues tend to be most leveraged to economic recoveries and therefore tend to trade like equities as the economy and the stock market recover. As a result of these fundamental and technical trends, investors in high yield bonds participated in solid gains over the past several months.

We believe that the U.S. economy is expected to gain momentum as the year progresses. Solid productivity gains, however, will likely limit significant improvement in the job market. As a result, we expect the Federal Reserve to remain on the

LETTER TO SHAREHOLDERS continued

sidelines for the balance of the year, keeping the yield curve steep and stimulative. Recently enacted fiscal measures and the weakening dollar should also enable U.S. corporations to improve profits and efficiency. In this environment, high yield spreads relative to Treasuries historically have been attractive.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout the period)

Year Ended
April 30, 2003[1]

Net asset value, beginning of period	$14.33[2]

Income from investment operations
Net investment income	0.17
Net realized and unrealized gains or losses on securities	0.67
Total from investment operations	0.84

Distributions to common shareholders from net investment income	(0.14)

Offering costs charged to capital for:
Common shares	(0.03)
Preferred shares	(0.08)
Total offering costs	(0.11)

Net asset value, end of period	$14.92

Market value, end of period	$15.11

Total return[3]
Based on market value	1.66%
Based on net asset value	5.07%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$979,903
Liquidation value of preferred shares, end of period (thousands)	$490,000
Asset coverage ratio, end of period	300%
Ratios to average net assets applicable to common shareholders
Expenses	0.77%[4]
Net investment income	6.66%[4]
Portfolio turnover rate	2%

[1] For the period from February 28, 2003 (commencement of operations), to April 30, 2003.
[2] Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.
[3] Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund's Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.
[4] Annualized
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 111.9%
CONSUMER DISCRETIONARY 40.8%
Auto Components 5.4%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	$12,000,000	$ 13,140,000
Collins & Aikman Corp., 10.75%, 12/31/2011	B	15,000,000	15,450,000
Dana Corp., 9.00%, 08/15/2011	BB	12,000,000	13,080,000
TRW Automotive, Inc.:
9.38%, 02/15/2013 144A	B+	7,000,000	7,682,500
11.00%, 02/15/2013 144A	B+	3,000,000	3,300,000
52,652,500
Distributors 0.7%
Roundys, Inc., Ser. B, 8.88%, 06/15/2012	B	6,375,000	6,598,125
Hotels, Restaurants & Leisure 13.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	B	4,500,000	5,062,500
AMF Bowling Worldwide, Inc., 13.00%, 09/01/2008	B3	3,000,000	3,262,500
Argosy Gaming Co., 10.75%, 06/01/2009	B+	5,000,000	5,550,000
Cinemark USA, Inc. 9.00%, 02/01/2013 144A	B-	10,000,000	10,842,500
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B	9,000,000	9,720,000
Host Marriot Corp., Ser. B, 7.88%, 08/01/2008	B+	15,000,000	15,225,000
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	8,000,000	8,460,000
John Q Hammons Hotels LP, Ser. B, 8.88%, 05/15/2012	B	12,000,000	12,480,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	BB-	10,000,000	11,100,000
Regal Cinemas Corp., 9.38%, 02/01/2012	B	10,000,000	11,050,000
Six Flags, Inc.:
8.88%, 02/01/2010	B	5,000,000	5,025,000
9.75%, 04/15/2013 144A	B	4,550,000	4,766,125
Town Sports International, Inc., 9.63%, 04/15/2011 144A	B-	3,000,000	3,165,000
Vail Resorts, Inc., 8.75%, 05/15/2009	B	8,500,000	8,925,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	B-	14,000,000	15,435,000
130,068,625
Household Durables 5.0%
KB Home, 8.63%, 12/15/2008	BB-	1,305,000	1,415,925
Meritage Corp., 9.75%, 06/01/2011	B	1,500,000	1,646,250
Schuler Homes, Inc., 10.50%, 07/15/2011	B+	1,175,000	1,316,000
Sealy Mattress Co.:
9.88%, 12/15/2007 144A	B-	2,900,000	3,001,500
Ser. B, 10.88%, 12/15/2007	B-	11,100,000	11,655,000
Simmons Co., Ser. B, 10.25%, 03/15/2009	B-	4,000,000	4,340,000
Standard Pacific Corp., 7.75%, 03/15/2013	BB	5,000,000	5,137,500
Technical Olympic USA, Inc.:
9.00%, 07/01/2010	B+	9,000,000	9,360,000
10.38%, 07/01/2012 144A	B+	3,000,000	3,105,000
WCI Communities, Inc., 9.13%, 05/01/2012	B	8,000,000	8,120,000
49,097,175
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 1.3%
Hockey Co., 11.25%, 04/15/2009	B	$ 4,000,000	$ 4,390,000
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	B-	8,000,000	8,360,000
12,750,000
Media 9.2%
Alaska Communications Holdings, Inc., 9.38%, 05/15/2009	B	515,000	486,675
American Media Operations, Inc., 8.88%, 01/15/2011 144A	B-	5,000,000	5,437,500
Comcast Corp., 6.50%, 01/15/2015	BBB	5,000,000	5,445,510
Dex Media East LLC:
9.88%, 11/15/2009 144A	B	3,725,000	4,283,750
12.13%, 11/15/2012 144A	B	2,300,000	2,748,500
EchoStar DBS Corp., 9.38%, 02/01/2009	BB-	15,000,000	16,256,250
Emmis Communications, Sr. Disc. Note, Step Bond, 0.00%, 03/15/2006†	B-	10,000,000	8,850,000
Hollywood Entertainment Corp., 9.63%, 03/15/2011	B-	12,000,000	13,020,000
Mediacom LLC, 9.50%, 01/15/2013	B+	12,000,000	12,960,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	B	10,000,000	10,600,000
Vivendi Universal SA, 9.25%, 04/15/2010 144A	B+	8,000,000	9,020,000
World Color Press, Inc., 8.38%, 11/15/2008	BBB	1,000,000	1,046,653
90,154,838
Multi-line Retail 0.1%
Saks, Inc., 9.88%, 10/01/2011	BB	815,000	916,875
Specialty Retail 5.8%
Alderwoods Group, Inc., 12.25%, 01/02/2009	NA	4,000,000	4,140,000
Central Garden & Pet Co., 9.13%, 02/01/2013 144A	B+	4,000,000	4,300,000
Cole National Group, Inc., 8.88%, 05/15/2012	B	9,000,000	8,257,500
Gap, Inc., 6.90%, 09/15/2007	BB+	3,855,000	4,105,575
Jo-Ann Stores, Inc., 10.38%, 05/01/2007	B-	250,000	264,375
Petco Animal Supplies, Inc., 10.75%, 11/01/2011	B	10,000,000	11,300,000
Remington Arms, Inc., 10.50%, 02/01/2011 144A	B-	7,000,000	7,595,000
United Auto Group, Inc., 9.63%, 03/15/2012	B	8,000,000	8,480,000
United Rentals, Inc., 10.75%, 04/15/2008	BB-	8,000,000	8,680,000
57,122,450
CONSUMER STAPLES 6.7%
Food & Drug Retailing 2.9%
Delhaize America, Inc., 8.13%, 04/15/2011	BB+	8,000,000	8,520,000
Marsh Supermarket, Inc., Ser. B, 8.88%, 08/01/2007	B	5,500,000	5,032,500
Rite Aid Corp., 12.50%, 09/15/2006	B-	13,000,000	14,755,000
28,307,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 3.8%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	B-	$12,000,000	$ 13,035,000
Corn Products International, Inc., 8.25%, 07/15/2007	BBB-	6,985,000	7,258,826
Del Monte Corp., 8.63%, 12/15/2012 144A	B	8,000,000	8,650,000
Dole Food, Inc., 8.88%, 03/15/2011 144A	B+	7,850,000	8,576,125
37,519,951
ENERGY 6.6%
Energy Equipment & Services 2.8%
Grant Prideco, Inc., 9.00%, 12/15/2009	BB-	6,000,000	6,600,000
Lone Star Technologies, Inc., 9.00%, 06/01/2011	B	7,200,000	7,488,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013 144A	BB+	8,000,000	8,290,000
Parker Drilling Co., Ser. B, 10.13%, 11/15/2009	B+	3,015,000	3,233,587
SESI LLC, 8.88%, 05/15/2011	BB-	2,000,000	2,130,000
27,741,587
Oil & Gas 3.8%
Chesapeake Energy Corp.:
7.50%, 09/15/2013 144A	B+	7,000,000	7,472,500
8.13%, 04/01/2011	B+	3,000,000	3,255,000
General Maritime Corp., 10.00%, 03/15/2013 144A	B+	7,850,000	8,517,250
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B	11,000,000	11,605,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B+	4,000,000	4,300,000
Westport Resources Corp., 8.25%, 11/01/2011 144A	B+	1,500,000	1,642,500
36,792,250
FINANCIALS 4.5%
Diversified Financials 1.7%
Moore North America Finance, Inc., 7.88%, 01/15/2011 144A	BB-	2,000,000	2,140,000
Northern Telecom Capital Corp., 7.88%, 06/15/2026	B	4,000,000	3,580,000
Sprint Capital Corp., 7.13%, 01/30/2006	BBB-	10,000,000	10,600,000
16,320,000
Real Estate 2.8%
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	BB-	8,000,000	8,600,000
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	2,000,000	2,132,500
La Quinta Corp., 8.88%, 03/15/2011 REIT 144A	BB-	10,500,000	11,051,250
Universal City Development Partners, 11.75%, 04/01/2010 144A	B-	5,250,000	5,683,125
27,466,875
HEALTH CARE 6.2%
Health Care Equipment & Supplies 0.9%
Rotech Healthcare, Inc., 9.50%, 04/01/2012	B+	9,000,000	9,180,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 5.3%
Ameripath, Inc., 10.50%, 04/01/2013 144A	B-	$12,000,000	$ 12,780,000
Extendicare Health Services, Inc., 9.50%, 07/01/2010	B-	10,500,000	10,447,500
Iasis Healthcare Corp., 13.00%, 10/15/2009	CCC+	5,000,000	5,600,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	B+	12,000,000	13,350,000
Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/2009	B-	9,000,000	9,832,500
52,010,000
INDUSTRIALS 9.5%
Aerospace & Defense 0.2%
BE Aerospace, Inc., 9.50%, 11/01/2008	B-	2,855,000	2,055,600
Building Products 0.3%
Nortek, Inc., Ser. B, 8.88%, 08/01/2008	B+	3,000,000	3,120,000
Commercial Services & Supplies 3.6%
Allied Waste, Inc., 10.00%, 08/01/2009	B+	19,000,000	20,401,250
Coinmach Corp., 9.00%, 02/01/2010	B	8,000,000	8,560,000
Stewart Enterprises, Inc., 10.75%, 07/01/2008	B+	6,000,000	6,705,000
35,666,250
Construction & Engineering 1.0%
Transdigm, Inc., 10.38%, 12/01/2008	B-	9,000,000	9,630,000
Electrical Equipment 0.5%
Stoneridge, Inc., 11.50%, 05/01/2012	B	4,000,000	4,385,000
Machinery 3.6%
AGCO Corp., 8.50%, 03/15/2006	BB-	9,000,000	9,045,000
SPX Corp., 7.50%, 01/01/2013	BB+	8,000,000	8,760,000
Terex Corp., 10.38%, 04/01/2011	B	6,250,000	6,968,750
Wolverine Tube, Inc., 10.50%, 04/01/2009	BB-	10,000,000	10,650,000
35,423,750
Marine 0.3%
CP Ships, Ltd., 10.38%, 07/15/2012	BB+	2,400,000	2,610,000
INFORMATION TECHNOLOGY 3.4%
Communications Equipment 1.5%
Lucent Technologies, Inc., 6.45%, 03/15/2029	B-	20,000,000	14,800,000
IT Consulting & Services 0.5%
Unisys Corp., 6.88%, 03/15/2010	BB+	5,000,000	5,300,000
Semiconductor Equipment & Products 0.9%
Fairchild Semiconductor Corp., 10.38%, 10/01/2007	B	8,000,000	8,480,000
Software 0.5%
Medaphis Corp., Ser. B, 9.50%, 02/15/2005	B+	5,000,000	5,050,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 22.0%
Chemicals 8.4%
Acetex Corp., 10.88%, 08/01/2009	B+	$ 4,500,000	$ 4,972,500
Airgas, Inc., 9.13%, 10/01/2011	B+	1,425,000	1,596,000
Equistar Chemicals LP, 10.63%, 05/01/2011 144A	BB	8,000,000	8,500,000
Ethyl Corp., 8.88%, 05/01/2010 144A	B	7,200,000	7,524,000
Huntsman International LLC:
9.88%, 03/01/2009	B	10,000,000	10,900,000
9.88%, 03/01/2009 144A	B	2,000,000	2,180,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	BB	2,000,000	2,050,000
9.50%, 12/15/2008 144A	BB	4,000,000	4,100,000
Ser. B, 9.88%, 05/01/2007	BB	9,000,000	9,315,000
Methanex Corp., 8.75%, 08/15/2012	BBB-	1,300,000	1,439,750
Millennium America, Inc.:
9.25%, 06/15/2008	BB+	4,000,000	4,420,000
9.25%, 06/15/2008 144A	BB+	4,000,000	4,420,000
OM Group, Inc., 9.25%, 12/15/2011	B-	18,000,000	15,480,000
United Industries Corp., Ser. C, 9.88%, 04/01/2009 144A	B-	5,000,000	5,325,000
82,222,250
Containers & Packaging 4.6%
Crown Holdings, Inc. SA, 10.88%, 03/01/2013 144A	B	12,000,000	12,990,000
Four M Corp., Ser. B, 12.00%, 06/01/2006	B	9,000,000	9,225,000
Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012	BB	10,000,000	10,725,000
Owens-Illinois, Inc., 7.35%, 05/15/2008	B+	8,000,000	7,960,000
Stone Container Corp., 9.75%, 02/01/2011	B	3,750,000	4,228,125
45,128,125
Metals & Mining 6.3%
Alaska Steel Corp., 7.75%, 06/15/2012	BB	17,000,000	14,938,750
Freeport-McMoRan Copper & Gold, Inc., 10.13%,
02/01/2010 144A	B-	19,000,000	20,615,000
Peabody Energy Corp., 6.88%, 03/15/2013 144A	BB-	2,720,000	2,842,400
Trimas Corp., 9.88%, 06/15/2012	B	10,000,000	10,350,000
U.S. Steel Corp., 10.75%, 08/01/2008	BB	12,000,000	13,080,000
61,826,150
Paper & Forest Products 2.7%
Buckeye Cellulose Corp., 8.50%, 12/15/2005	B+	7,000,000	6,930,000
Georgia Pacific Corp., 8.13%, 05/15/2011	BB+	20,000,000	19,900,000
26,830,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 11.1%
Diversified Telecommunication Services 5.4%
FairPoint Communications, Inc.:
11.88%, 03/01/2010 144A	B	$ 3,000,000	$ 3,345,000
12.50%, 05/01/2010	B-	6,420,000	6,291,600
Insight Communications, Inc., Sr. Disc. Note, Step Bond, 0.00%, 02/15/2006 †	B-	5,000,000	3,962,500
Insight Midwest LP:
9.75%, 10/01/2009	B+	2,000,000	2,155,000
9.75%, 10/01/2009 144A	B+	3,000,000	3,232,500
10.50%, 11/01/2010	B+	5,300,000	5,896,250
Nortel Networks, 6.13%, 02/15/2006	B	17,000,000	16,553,750
Paxson Communications Corp.:
10.75%, 07/15/2008	B-	3,000,000	3,330,000
Sr. Disc. Note, Step Bond, 0.00%, 01/15/2009 †	B-	9,000,000	7,605,000
52,371,600
Wireless Telecommunications Services 5.7%
American Tower Escrow Corp., 0.00%, 08/01/2008 144A (n)	CCC	17,500,000	11,178,125
AT&T Wireless Services, Inc., 7.88%, 03/01/2011	BBB	10,000,000	11,541,690
Crown Castle International Corp., 9.50%, 08/01/2011	CCC	9,000,000	8,865,000
Dobson Communications Corp., 10.88%, 07/01/2010	CCC+	8,000,000	8,440,000
Nextel Communications, Inc.:
9.38%, 11/15/2009	B	10,000,000	10,850,000
Sr. Disc. Notes, Step Bond, 10.65%, 09/15/2007 †	B	5,000,000	5,262,500
56,137,315
UTILITIES 1.1%
Gas Utilities 1.1%
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	10,000,000	10,825,000
Total Corporate Bonds			1,096,559,791
YANKEE OBLIGATIONS - CORPORATE 3.2%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.3%
Royal Caribbean Cruises, Ltd., 8.75%, 02/02/2011	BB+	3,170,000	3,233,400
Media 0.2%
Imax Corp., 7.88%, 12/01/2005	CCC	1,495,000	1,345,500
MATERIALS 2.7%
Paper & Forest Products 2.7%
Ainsworth Lumber, Ltd., 12.50%, 07/15/2007	B-	9,050,000	10,000,250
Norampac, Inc., 9.50%, 02/01/2008	BB+	6,000,000	6,330,000
Tembec Industries, Inc., 8.50%, 02/01/2011	BB+	10,000,000	10,450,000
26,780,250
Total Yankee Obligations - Corporate			31,359,150
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Shares	Value

COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
Comcast Corp., Class A *	135,500	$ 4,323,806
FINANCIALS 0.3%
Real Estate 0.3%
Crescent Real Estate Equities, Inc. REIT	220,500	3,126,690
Total Common Stocks		7,450,496
PREFERRED STOCKS 1.6%
INDUSTRIALS 1.6%
Construction & Engineering 1.6%
CSC Holdings, Inc., Ser. M	150,000	15,694,500
WARRANTS 0.1%
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunications Services 0.1%
American Tower Escrow Corp., Class A, Expiring 8/1/2008 144A*	17,500	1,465,625
SHORT-TERM INVESTMENTS 33.5%
MUTUAL FUND SHARES 33.5%
Evergreen Institutional Money Market Fund (o)	328,546,446	328,546,446
Total Investments (cost $1,436,400,516) 151.1%		1,481,076,008
Other Assets and Liabilities (51.1%)		(501,172,832)
Net assets applicable to common shareholders 100.0%		$ 979,903,176

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

Assets
Identified cost of securities	$ 1,436,400,516
Net unrealized gains on securities	44,675,492

Market value of securities	1,481,076,008
Receivable for securities sold	5,779,214
Dividends and interest receivable	27,089,003

Total assets	1,513,944,225

Liabilities
Dividends payable	9,027,838
Payable for securities purchased	33,958,213
Payable for offering costs	818,646
Advisory fee payable	32,175
Due to other related parties	2,681
Accrued expenses and other liabilities	138,933

Total liabilities	43,978,486

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 19,600 shares, including dividends payable of $62,563	490,062,563

Net assets applicable to common shareholders	$ 979,903,176

Net assets applicable to common shareholders represented by
Paid-in capital	$ 933,117,688
Undistributed net investment income	1,903,740
Accumulated net realized gains on securities	206,256
Net unrealized gains on securities	44,675,492

Net assets applicable to common shareholders	$ 979,903,176

Net asset value per share applicable to common shareholders ($979,903,176 divided by 65,657,000 common shares issued and outstanding)	$ 14.92

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2003 (a)

Investment income
Interest	$ 11,317,514
Dividends	333,000

Total investment income	11,650,514

Expenses
Advisory fee	950,696
Administrative services fee	79,225
Transfer agent fees	10,500
Trustees' fees and expenses	8,333
Printing and postage expenses	80,000
Custodian fee	37,383
Professional fees	17,340
Other	17,500

Total expenses	1,200,977

Net investment income	10,449,537

Net realized and unrealized gains or losses on securities
Net realized gains on securities	656,448
Net change in unrealized gains or losses on securities	44,675,492

Net realized and unrealized gains or losses on securities	45,331,940

Dividends to preferred shareholders from net investment income	(62,563)

Net increase in net assets applicable to common shareholders resulting from operations	$ 55,718,914

(a) For the period from February 28, 2003 (commencement of operations), to April 30, 2003.
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Year Ended April 30, 2003 (a)

Operations
Net investment income	$ 10,449,537
Net realized gains on securities	656,448
Net change in unrealized gains or losses on securities	44,675,492
Dividends to preferred shareholders from net investment income	(62,563)

Net increase in net assets applicable to common shareholders
resulting from operations	55,718,914

Distributions to common shareholders from net investment income	(9,027,838)

Capital share transactions
Net proceeds from the issuance of common shares	859,500,000
Net proceeds from underwriters' over-allotment option exercised	80,936,250
Common share offering expenses charged to paid-in capital	(1,969,500)
Preferred share offering expenses charged to paid-in capital	(5,359,650)

Net increase in net assets resulting from capital share transactions	933,107,100

Total increase in net assets applicable to common shareholders	979,798,176
Net assets applicable to common shareholders
Beginning of period	105,000

End of period	$ 979,903,176

Undistributed net investment income	$ 1,903,740

(a) For the period from February 28, 2003 (commencement of operations), to April 30, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Evergreen Income Advantage Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on February 28, 2003. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the

NOTES TO FINANCIAL STATEMENTS continued

repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to premium amortization.

2. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund's average daily net assets applicable to common shareholders if only common shares are outstanding. The advisory fee increases to 0.90% of the Fund's average daily net assets applicable to common shareholders once preferred shares are issued. The Fund issued preferred shares on April 28, 2003.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund's average daily total assets.

NOTES TO FINANCIAL STATEMENTS continued

3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the period from February 28, 2003 (commencement of operations), to April 30, 2003, the Fund issued 65,657,000 common shares.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,124,094,826 and $17,062,763, respectively, for the period ended April 30, 2003.

During the period ended April 30, 2003, the Fund entered into reverse repurchase agreements. The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2003 was approximately $20,976,479 at a weighted average interest rate of 1.98%. The maximum amount outstanding under reverse repurchase agreements during the period ended April 30, 2003 was $100,070,417 (including accrued interest). During the period ended April 30, 2003, the Fund paid $70,417 of interest expense which is included in interest income and represents 0.05% of the Fund's average daily net assets on an annualized basis. There were no reverse repurchase agreements outstanding at April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,436,853,001. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,790,539 and $1,567,532 respectively, with a net unrealized appreciation of $44,223,007.

5. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2003, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $2,562,481 and unrealized appreciation in the amount of $44,223,007.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and premium amortization. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of all distributions paid for the period ended April 30, 2003 was $9,090,401 of ordinary income.

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 19,600 Auction Market Preferred Shares ("Preferred Shares") consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate which is reset based on the result of an auction. The annualized dividend rate was 1.35%

NOTES TO FINANCIAL STATEMENTS continued

during the period ended April 30, 2003. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of preferred shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund's common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund's Trustees.

7. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

9. SUBSEQUENT DISTRIBUTIONS

On March 20, 2003, the Fund declared distributions from net investment income of $0.1375 per share, payable on June 2, 2003 to common shareholders of record on May 14, 2003. These distributions are not reflected in the accompanying financial statements.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Evergreen Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Income Advantage Fund, as of April 30, 2003, and the related statements of operations and changes in net assets and financial highlights for the period from February 28, 2003 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Income Advantage Fund as of April 30, 2003, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
June 6, 2003

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan ("the Plan"). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent"), as agent for shareholders in administering the Plan, in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions ("market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium ("market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 2002 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 2002 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 2002 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 2002 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 2002 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 2002 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 2002 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 2002 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 2002 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 2002 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 2002	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 2002	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2002	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

[1] The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the Trustee is elected. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

Transfer Agent, Registrar, Shareholder Servicing Agent &
Dividend Disbursing Agent
EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010
800.730.6001

Common Stock listed on American Stock Exchange, Symbol EAD.

566667    6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable.
Item 3 - Audit Committee Financial Expert
Not applicable.
Items 4 -8 [Reserved]
Not applicable.
Item 9 - Controls and Procedures
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits
(a)	Not applicable.
(b)(1)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund
By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
By:	Carol A. Kosel Principal Financial Officer/Treasurer
Date: June 30, 2003